NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
Disclosure Of Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

NOTE 1 - NATURE OF OPERATIONS AND GOING CONCERN

Adastra Holdings Ltd. (formerly Phyto Extractions Inc.) (the "Company") was incorporated under the laws of the province of British Columbia on October 14, 1987. The Company is an extraction and processing solutions company. The Company's mission is to develop and deploy large-scale cannabis and hemp extraction technologies and provide turn-key processing solutions to help licensed standard and micro-cultivators maximize the value of every harvest. The Company is listed on the Canadian Securities Exchange ("CSE") under the symbol "XTRX". The Company's registered and records office is 5451 275th Street, Langley City, British Columbia, V4W 3X8.

On October 19, 2019, Health Canada issued an Analytical testing license on the Company's facility to Chemia Analytics Inc., ("Chemia"). Chemia is a wholly owned subsidiary of the Company. On March 13, 2020, Health Canada issued a Standard Processing License to the Company's facility to Adastra labs Inc., ("Labs"). Labs is a wholly owned subsidiary of the Company.

On December 20, 2019, Arrowstar Resources Ltd. ("Arrowstar") acquired all of the issued and outstanding common shares of Adastra Labs Holdings (2019) Ltd. ("Adastra") a private British Columbia cannabis extraction and processing solutions company incorporated on June 18, 2018. The acquisition was completed by entering into a share exchange agreement whereby the parties completed a business combination by way of a transaction that constituted a reverse takeover ("RTO") of the Company by Adastra (the "Transaction"). The Transaction was accounted for as an RTO of Arrowstar by Adastra for accounting purposes, with Adastra being identified as the accounting acquirer, and accordingly, these financial statements are a continuation of Adastra. The net assets of Arrowstar at the date of the RTO are deemed to have been acquired by Adastra (note 4). These consolidated financial statements include the results of operations of Arrowstar since December 20, 2019. The comparative figures are those of Adastra prior to the RTO. At the time of the transaction the Company changed its fiscal year end from April 30 to December 31.

On April 9, 2021, the Company consolidated its issued share capital on a ratio of three (3) old common shares for every one (1) new post-consolidated common share. All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to this share consolidation.

On August 10, 2021, the Company completed the acquisition of all of the issued and outstanding shares of 1225140 B.C. Ltd., doing business as PerceiveMD ("PerceiveMD") from the shareholders of PerceiveMD, pursuant to the terms of a share purchase agreement dated August 10, 2021 (see note 5).

On September 1, 2021, the Company changed its name to Adastra Holdings Ltd. (formerly Phyto Extractions Inc.). Trading of the Company's common shares resumed under the new name and under the same ticker symbol "XTRX" on the Canadian Securities Exchange as market opened on September 1, 2021. Prior to this on April 9, 2021 the Company changed its name from Adastra Labs Holdings Ltd. to Phyto Extractions Inc. and on December 19, 2019 from Arrowstar Resources Ltd to Adastra Labs Holdings Ltd.

On September 15, 2021, the Company completed its previously-announced acquisition of privately held 1204581 B.C. Ltd., doing business as Phyto Extractions ("Phyto BrandCo"), the owner of the intellectual property rights for the Phyto Extractions brand (see note 6).

These consolidated financial statements ("financial statements) are prepared on the basis that the Company will continue as a going concern, which assumes that the Company will be able to continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of operations. These financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue in existence. The Company's ability to continue as a going concern is dependent on its ability to generate positive cash flows from operations, complete additional financings, and/or extend or modify its mortgage payable (note 15).

As at December 31, 2021, the Company had a working capital deficiency of $1,120,613 (December 31, 2020 - working capital surplus of $105,093) and incurred a net loss of $2,749,939 for the year ended December 31, 2021 (2020 - $7,615,864, the eight months ended December 31, 2019 - $2,657,957). These events and conditions indicate a material uncertainty exists that may cast significant doubt on the Company's ability to continue as a going concern. If the going concern assumption were not appropriate for these financial statements, it could be necessary to restate the Company's assets and liabilities on a liquidation basis.